UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GOVERNMENT

SECURITIES FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 96.5%
FHLMC - 10.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$21,184	8.000% due 7/1/20 (a)	$22,481
987,969	9.500% due 1/1/21 (a)	1,093,523
195,491	5.142% due 2/1/32 (a)(b)	197,452
1,753,328	5.122% due 4/1/32 (a)(b)	1,774,803
515,034	5.278% due 5/1/32 (a)(b)	524,764
330,224	5.704% due 7/1/32 (a)(b)	329,005
1,676,415	5.000% due 8/1/33 (a)	1,736,220
2,306,480	5.129% due 4/1/34 (a)(b)	2,354,148
3,833,278	6.400% due 10/1/36 (a)(b)	3,989,572
566,871	6.208% due 12/1/36 (a)(b)	589,873
378,498	5.870% due 1/1/37 (a)(b)	392,813
1,612,613	6.136% due 1/1/37 (a)(b)	1,683,803
381,340	5.762% due 2/1/37 (a)(b)	396,436
736,763	6.450% due 2/1/37 (a)(b)	766,871
1,352,467	5.740% due 4/1/37 (a)(b)	1,404,031
1,319,711	5.634% due 5/1/37 (a)(b)	1,367,276
745,118	5.887% due 5/1/37 (a)(b)	774,814
930,378	5.932% due 5/1/37 (a)(b)	968,250
129,025	5.967% due 9/1/37 (a)(b)	134,279
6,848,538	5.823% due 11/1/37 (a)(b)	7,120,801
1,164,258	5.602% due 12/1/37 (a)(b)	1,206,692
	Gold:
2,428,426	6.000% due 7/1/10-1/1/32 (a)	2,547,661
3,165,548	7.000% due 5/1/11-7/1/32 (a)	3,396,374
5,619,706	6.500% due 1/1/16-4/1/37 (a)	5,927,446
7,033	8.000% due 12/1/19 (a)	7,458
17,823,370	5.500% due 7/1/21-4/1/38 (a)	18,565,540
7,468,575	5.000% due 9/1/33 (a)	7,735,008
200,000	5.000% due 4/13/39 (a)(c)	206,281

	TOTAL FHLMC	67,213,675

FNMA - 76.9%
	Federal National Mortgage Association (FNMA):
3,070,798	7.000% due 5/1/11-6/1/32 (a)	3,307,461
14,587	12.500% due 9/20/15-1/15/16 (a)	16,769
25,860	12.000% due 1/1/16-1/15/16 (a)	30,248
68,218,256	5.500% due 5/1/16-6/1/38 (a)	70,993,026
13,702,840	6.500% due 7/1/16-11/1/37 (a)	14,480,031
78,259,041	5.000% due 2/1/18-8/1/38 (a)	80,964,524
409,837	8.500% due 8/1/19-10/1/30 (a)	444,159
589	11.500% due 9/1/19 (a)	671
7,363	10.500% due 8/1/20 (a)	8,541
146,700,000	5.000% due 4/16/24-4/13/39 (a)(c)	151,403,948
3,400,000	5.500% due 4/16/24-4/13/39 (a)(c)	3,540,812
700,000	6.000% due 4/16/24 (a)(c)	732,703
1,388,160	7.500% due 8/1/28-4/1/32 (a)	1,503,998
123,680,104	6.000% due 2/1/29-12/1/37 (a)	129,395,761
96,666	5.055% due 6/1/32 (a)(b)	98,724
1,550,229	4.753% due 1/1/35 (a)(b)	1,579,368
2,190,200	4.853% due 1/1/35 (a)(b)	2,200,412
1,036,079	4.699% due 2/1/35 (a)(b)	1,046,757
777,029	4.790% due 2/1/35 (a)(b)	792,062
454,118	4.704% due 9/1/35 (a)(b)	462,784
874,835	5.818% due 6/1/36 (a)(b)	902,568

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
FNMA - 76.9% (continued)
$1,721,466	5.696% due 7/1/37 (a)(b)	$1,783,092
3,858,832	6.473% due 7/1/37 (a)(b)	4,056,803
513,963	5.746% due 8/1/37 (a)(b)	532,553
9,828,580	4.500% due 3/1/38-4/1/38 (a)	10,058,864
5,000,000	4.000% due 4/13/39 (a)(c)	5,025,781
8,500,000	4.500% due 4/13/39 (a)(c)	8,688,598

	TOTAL FNMA	494,051,018

GNMA - 9.2%
	Government National Mortgage Association (GNMA):
189,573	8.500% due 6/15/25	204,627
2,963,472	7.000% due 2/15/28-11/15/31	3,187,186
613,264	7.500% due 4/15/29-10/15/31	660,099
25,688,126	6.500% due 10/15/31-9/20/36	27,048,722
2,918,669	6.000% due 11/15/32-11/15/37	3,069,034
22,131,629	5.000% due 5/15/33-9/15/33	23,024,933
1,500,000	4.500% due 4/20/39 (c)	1,533,515
300,000	6.000% due 4/20/39 (c)	313,344

	TOTAL GNMA	59,041,460

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $599,126,629)	620,306,153

ASSET-BACKED SECURITIES - 4.4%
FINANCIALS - 4.4%
Credit Card - 0.2%
3,568,759	Compucredit Acquired Portfolio Voltage Master Trust, 0.726% due 9/15/18 (b)(d)	1,605,942

Home Equity - 4.0%
95,711	Aames Mortgage Investment Trust, 0.672% due 8/25/35 (b)(d)	88,775
	ACE Securities Corp.:
286,097	0.652% due 2/25/31 (b)	172,211
1,451,111	1.042% due 4/25/34 (b)	671,315
1,284,484	0.692% due 1/25/36 (b)	154,939
924,777	0.872% due 2/25/36 (b)	800,623
412,010	0.922% due 8/25/45 (b)	330,455
624,364	Ameriquest Mortgage Securities Inc., 0.892% due 8/25/34 (b)	566,022
1,657,891	Argent Securities Inc., 3.623% due 5/25/34	1,110,086
1,414,739	Bayview Financial Acquisition Trust, 0.793% due 4/28/36 (b)	949,630
87,600	Bear Stearns Asset-Backed Securities Trust, 0.872% due 9/25/34 (b)	76,728
47,128	Bravo Mortgage Asset Trust, 0.652% due 7/25/36 (b)(d)(e)	46,962
	Countrywide Asset-Backed Certificates:
185,350	4.800% due 5/25/32 (b)	126,172
1,616,657	0.852% due 7/25/36 (b)(d)	975,491
1,783,228	1.422% due 10/25/47 (b)	1,146,309
	Countrywide Home Equity Loan Trust:
3,826,639	0.806% due 3/15/30 (b)	1,189,848
1,099,769	0.846% due 2/15/34 (b)	448,078
3,261,131	0.816% due 5/15/34 (b)(d)	652,226
392,031	0.696% due 7/15/36 (b)	101,543
406,133	1.106% due 8/15/37 (b)(e)	206,945
2,666,469	EMC Mortgage Loan Trust, 0.972% due 12/25/42 (b)(d)	1,866,112
769,533	GMAC Mortgage Corp. Loan Trust, 0.732% due 11/25/36 (b)	225,939
4,140,000	Green Tree, 8.970% due 4/25/38 (b)(d)	3,035,845
	GSAMP Trust:
265,990	0.922% due 2/25/33 (b)	182,676
155,250	0.612% due 5/25/36 (b)	34,744
447,738	Indymac Seconds Asset Backed Trust, 0.652% due 6/25/36 (b)	64,508
	Lehman XS Trust:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Home Equity - 4.0% (continued)
$240,248	0.592% due 6/25/46 (b)	$180,186
1,727,622	0.592% due 8/25/46 (b)	1,355,803
2,523,332	Merrill Lynch First Franklin Mortgage Loan Trust, 2.022% due 10/25/37 (b)(e)	1,681,422
74,254	New Century Home Equity Loan Trust, 2.172% due 11/25/33 (b)	50,948
1,642,515	Novastar Home Equity Loan, 1.202% due 9/25/33 (b)	801,487
	RAAC Series:
2,391,661	0.792% due 5/25/36 (b)(d)	1,590,923
185,364	0.772% due 2/25/37 (b)(d)	115,997
1,028,599	Renaissance Home Equity Loan Trust, 1.022% due 12/25/33 (b)	563,175
	SACO I Trust:
1,006,387	0.692% due 3/25/36 (b)	170,353
1,963,729	0.652% due 6/25/36 (b)	132,511
448,569	0.652% due 7/25/36 (b)	74,419
553,742	Structured Asset Investment Loan Trust, 1.202% due 1/25/33 (b)	335,128
920,578	Structured Asset Securities Corp., 0.632% due 2/25/36 (b)(d)	119,879
	Truman Capital Mortgage Loan Trust:
5,105,425	0.782% due 3/25/36 (b)(d)(e)	2,807,984
652,078	0.952% due 3/25/37 (b)(d)(e)	407,549

	Total Home Equity	25,611,946

Student Loan - 0.2%
1,030,000	Nelnet Student Loan Trust, 2.639% due 4/25/24 (b)	896,891
260,683	SLM Student Loan Trust, 1.149% due 7/25/17 (b)	260,292

	Total Student Loan	1,157,183

	TOTAL ASSET-BACKED SECURITIES (Cost - $52,434,765)	28,375,071

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
	Adjustable Rate Mortgage Trust:
1,432,371	0.792% due 2/25/36 (b)	621,577
11,308,489	Whole Loan, 5.042% due 7/25/35 (b)	6,861,576
	American Home Mortgage Assets:
2,566,797	0.712% due 10/25/46 (b)	1,018,620
1,850,817	0.712% due 12/25/46 (b)	716,251
109,458	American Home Mortgage Investment Trust, 0.602% due 6/25/46 (b)	105,955
60,000	Banc of America Commercial Mortgage Inc., 5.658% due 6/10/49 (b)	40,858
3,382,949	Banc of America Funding Corp., 5.335% due 11/20/35 (b)	1,811,783
613,205	Bear Stearns Alternate-A Trust, 1.202% due 9/25/34 (b)	263,759
265,279	Bear Stearns ARM Trust, 5.255% due 2/25/36 (b)	127,573
1,338,264	CBA Commercial Small Balance Commercial Mortgage, 0.772% due 6/25/38 (b)(d)(e)	640,895
	Countrywide Alternative Loan Trust:
1,605,944	0.812% due 5/25/34 (b)	899,351
604,002	0.782% due 6/25/35 (b)	249,066
1,622,818	0.775% due 7/20/35 (b)	656,934
146,676	3.133% due 7/20/35 (b)	47,083
621,730	0.852% due 10/25/35 (b)	257,770
158,424	0.852% due 11/20/35 (b)	63,813
158,424	0.902% due 11/20/35 (b)	27,024
112,260	0.792% due 1/25/36 (b)	43,984
900,984	0.822% due 1/25/36 (b)	388,505
606,504	0.745% due 7/20/46 (b)	219,183
1,059,432	0.712% due 9/25/46 (b)	380,990
	Countrywide Home Loan:
1,216,953	5.250% due 11/25/33	1,178,819
2,781,217	0.922% due 9/25/35 (b)(d)	2,092,608

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1% (continued)
$378,153	Mortgage Pass-Through Trust, 0.822% due 5/25/35 (b)	$157,073
183,514	Mortgage Pass-Through Trust, Whole Loan, 3.725% due 5/19/33 (b)	146,017
679,262	CS First Boston Mortgage Securities Corp., Whole Loan, 7.500% due 5/25/32	589,043
1,920,000	Deutsche Mortgage Securities Inc., 5.102% due 6/26/35 (b)(d)	1,037,533
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32 (a)	123,511
1,263,707	PAC IO, 5.000% due 5/15/23 (a)(f)	122,407
	Federal National Mortgage Association (FNMA), Whole Loan:
1,258,252	5.384% due 6/25/33 (a)(b)	1,320,266
1,226,493	5.408% due 1/25/43 (a)(b)	1,241,984
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49	41,977
384,377	Greenpoint Mortgage Funding Trust, 0.622% due 9/25/46 (b)	297,786
1,377,559	GSAMP Trust, 1.122% due 6/25/34 (b)	626,409
	GSMPS Mortgage Loan Trust:
3,354,762	5.536% due 6/25/34 (b)(d)	1,403,398
2,455,506	0.872% due 1/25/35 (b)(d)	1,980,805
	Harborview Mortgage Loan Trust:
604,307	0.766% due 11/19/36 (b)	226,303
1,118,717	0.756% due 9/19/46 (b)	424,395
	IMPAC CMB Trust:
431,459	1.302% due 10/25/34 (b)	221,128
1,322,464	1.262% due 11/25/34 (b)	678,416
1,147,635	1.222% due 3/25/35 (b)	515,122
	IMPAC Secured Assets Corp.:
248,533	0.922% due 11/25/34 (b)	116,638
825,187	0.842% due 3/25/36 (b)	345,536
	Indymac Index Mortgage Loan Trust:
496,693	5.150% due 3/25/35 (b)	208,547
1,619,249	5.304% due 10/25/35 (b)(e)	858,305
820,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43	565,863
140,000	LB-UBS Commercial Mortgage Trust, 5.661% due 3/15/39 (b)	107,062
849,410	Lehman XS Trust, (Structured Asset Securities Corp.), 0.822% due 11/25/35 (b)	349,162
967,953	Long Beach Mortgage Loan Trust, 1.347% due 9/25/31 (b)	543,586
459,791	Luminent Mortgage Trust, 0.712% due 5/25/46 (b)	173,970
	MASTR ARM Trust:
31,357	5.586% due 12/25/34 (b)	18,119
383,114	0.732% due 4/25/46 (b)	138,205
488,304	0.722% due 5/25/47 (b)	171,875
1,496,218	MASTR Reperforming Loan Trust, 5.892% due 5/25/36 (b)(d)	1,116,195
105,000	Merrill Lynch Mortgage Trust, 5.657% due 5/12/39 (b)	76,296
	Morgan Stanley Mortgage Loan Trust:
566,386	4.869% due 8/25/34 (b)	332,351
854,502	0.672% due 3/25/36 (b)	172,168
207,193	0.592% due 6/25/36 (b)	170,791
802,953	Novastar Mortgage-Backed Notes, 0.712% due 9/25/46 (b)	334,560
64,596	Opteum Mortgage Acceptance Corp., 0.612% due 4/25/36 (b)	62,821
	Prime Mortgage Trust:
1,070,009	1.022% due 2/25/35 (b)	585,913
3,322,733	6.000% due 5/25/35 (d)	2,313,057
131,492	Provident Funding Mortgage Loan Trust, 5.409% due 5/25/35 (b)	85,021
101,923	Puma Finance Ltd., 1.441% due 8/9/35 (b)(d)	84,745
278,505	Residential Asset Mortgage Products Inc., 0.972% due 6/25/33 (b)(d)(e)	160,870
	Structured ARM Loan Trust:
3,423,240	5.295% due 8/25/34 (b)	2,190,766
201,158	3.905% due 11/25/34 (b)	126,974

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1% (continued)
$480,870	0.772% due 2/25/35 (b)	$201,047
272,936	0.752% due 5/25/35 (b)	125,259
3,746,962	5.372% due 5/25/35 (b)	1,827,927
	Structured Asset Mortgage Investments Inc.:
585,211	0.702% due 7/25/46 (b)	229,287
351,127	0.712% due 7/25/46 (b)	114,243
1,781,320	Structured Asset Securities Corp., 4.817% due 9/25/33 (b)	1,289,528
	Thornburg Mortgage Securities Trust:
191,073	6.200% due 9/25/37 (b)	119,662
199,569	6.209% due 9/25/37 (b)	138,930
82,197	0.972% due 3/25/44 (b)	73,928
1,623,485	0.627% due 5/25/46 (b)	1,545,307
1,786,084	0.632% due 6/25/46 (b)	1,759,321
	Washington Mutual Inc. Pass-Through Certificates:
2,488,042	0.842% due 8/25/45 (b)	1,062,246
198,124	0.812% due 10/25/45 (b)	81,768
378,104	0.802% due 11/25/45 (b)	121,783
1,481,828	0.792% due 12/25/45 (b)	605,111
161,586	0.812% due 12/25/45 (b)	67,331
338,338	Whole Loan, 4.531% due 6/25/33 (b)	266,578
1,313,131	Zuni Mortgage Loan Trust, 0.652% due 8/25/36 (b)	1,250,374

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $85,182,538)	52,156,576

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
U.S. Government Agencies - 2.0%
10,000,000	Federal Home Loan Bank (FHLB), 1.050% due 2/23/10	10,010,370
2,900,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 0.489% due 10/19/09 (a)(b)	2,897,274

	Total U.S. Government Agencies	12,907,644

U.S. Government Obligations - 0.0%
60,000	U.S. Treasury Notes, 4.000% due 8/15/18	66,694

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,951,170)	12,974,338

U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.1%
U.S. Government Obligations - 5.1%
	U.S. Treasury Bonds, Inflation Indexed:
1,276,392	2.000% due 1/15/26 (g)	1,266,021
554,831	2.375% due 1/15/27 (g)	581,358
	U.S. Treasury Notes, Inflation Indexed:
9,638,311	2.500% due 7/15/16	10,322,034
3,622,337	1.375% due 7/15/18 (g)	3,600,828
16,047,456	2.125% due 1/15/19	17,125,652

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $29,521,733)	32,895,893

SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
81,075	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(b) *	37,295
58,275	Federal National Mortgage Association (FNMA), 8.250% (a)(b) *	41,375

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
	TOTAL PREFERRED STOCKS (Cost - $3,483,750)	$78,670

CONTRACTS
PURCHASED OPTIONS - 0.1%
133,000	U.S. Treasury 10-Year Notes Futures, Call @ $125.00, expires 5/22/09	135,078
87,000	U.S. Treasury 30-Year Bonds Futures, Call @ $132.00, expires 5/22/09	160,406

	TOTAL PURCHASED OPTIONS (Cost - $251,381)	295,484

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $782,951,966)	747,082,185

FACE AMOUNT
SHORT-TERM INVESTMENTS - 10.1%
U.S. Government Agencies - 1.3%
$2,700,000	Federal Home Loan Bank (FHLB), Discount Notes, 1.207% due 5/20/09 (h)	2,695,590
	Federal National Mortgage Association (FNMA), Discount Notes:
3,000,000	1.256% due 5/5/09 (a)(h)	2,996,459
2,455,000	0.351% due 5/18/09 (a)(g)(h)	2,453,878

	Total U.S. Government Agencies (Cost - $8,145,926)	8,145,927

U.S. Government Obligation - 7.8%
50,000,000	U.S. Treasury Bills, 0.150% due 6/25/09 (h) (Cost - $49,982,351)	49,982,300

Repurchase Agreement - 1.0%
6,584,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity - $6,584,029; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market value - $6,759,331) (Cost - $6,584,000)	6,584,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $64,712,277)	64,712,227

	TOTAL INVESTMENTS - 126.3% (Cost - $847,664,243#)	811,794,412
	Liabilities in Excess of Other Assets - (26.3)%	(169,259,270)

	TOTAL NET ASSETS - 100.0%	$642,535,142

*	Non-income producing security.

(a)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

Schedule of Written Options

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
375	Eurodollar Futures, Call	9/14/09	$97.63	$1,223,437
133	U. S. Treasury 10-Year Notes Futures, Call	5/22/09	127.50	43,641
133	U. S. Treasury 10-Year Notes Futures, Put	5/22/09	117.00	16,625
87	U. S. Treasury 30-Year Bonds Futures, Call	5/22/09	137.00	47,578
87	U. S. Treasury Bonds Futures, Put	5/22/09	120.00	36,703

	Total Written Options (Premiums Received - $540,039)			$1,367,984

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$811,794,412	$374,154	$805,514,592	$5,905,666
Other Financial Instruments*	(1,344,935)	(1,344,935)	—	—

Total	$810,449,477	$(970,781)	$805,514,592	$5,905,666

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$3,704,926
Accrued Premiums/Discounts	—
Realized Gain (Loss)	(11)
Change in unrealized appreciation (depreciation)	(25,742	)(1)

Notes to Schedule of Investments (unaudited) (continued)

Net purchases (sales)	(127,374)
Transfers in and/or out of Level 3	2,353,867

Balance as of March 31, 2009	$5,905,666

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(4,020,521	)(1)

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Fund, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a

Notes to Schedule of Investments (unaudited) (continued)

loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced TBA market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,824,295
Gross unrealized depreciation	(60,694,126)

Net unrealized depreciation	$(35,869,831)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	187	9/09	$45,124,085	$46,238,087	$1,114,002
90-Day Eurodollar	81	3/10	19,946,615	19,986,750	40,135
90-Day Eurodollar	154	6/10	37,722,605	37,939,825	217,220
90-Day Eurodollar	95	12/10	23,115,102	23,317,750	202,648
90-Day Eurodollar	144	3/11	35,216,898	35,290,800	73,902
90-Day Eurodollar	188	9/10	45,987,996	46,240,950	252,954
U.S. Treasury 2-Year Notes	78	6/09	16,920,132	16,995,469	75,337
U.S. Treasury 5-Year Notes	799	6/09	93,682,908	94,893,734	1,210,826

					$3,187,024

Contracts to Sell:
U.S. Treasury 30-Year Bonds	160	6/09	$20,022,186	$20,752,500	$(730,314)
U.S. Treasury 10-Year Notes	824	6/09	99,806,714	102,240,375	(2,433,661)

					$(3,163,975)

Net Unrealized Gain on Open Futures Contracts					$23,049

At March 31, 2009, the Fund held TBA securities with a total cost of $169,599,487.

During the period ended March 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2008	462	$409,909
Options written	878	392,780
Options closed	—	—
Options expired	(525)	(262,650)

Written options, outstanding March 31, 2009	815	$540,039

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at Value	Total
Interest Rate Contracts	$3,187,024	$(3,163,975)	$(1,367,984)	$(1,344,935)
Foreign Exchange Contracts	—	—	—	—
Credit Contracts	—	—	—	—
Equity Contracts	—	—	—	—
Other Contracts	—	—	—	—
Total	$3,187,024	$(3,163,975)	$(1,367,984)	$(1,344,935)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 28, 2009